Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,198,750.00
Previously Paid Amount	1,824.13
Total Fee Amount	2,661.88
Total Offset Amount	0.00
Net Fee	$ 837.75